STRATEGIC INCOME PORTFOLIO AS OF OCTOBER 31, 1999

PORTFOLIO OF INVESTMENTS

BONDS & NOTES -- 95.4%

                SECURITY                          PRINCIPAL        U.S. $ VALUE
-------------------------------------------------------------------------------
Bulgaria -- 1.5%
-------------------------------------------------------------------------------
Bulgaria Discount Bond (Brady),
5.875%, 7/28/24(1)                                $    3,000,000   $  2,238,750
-------------------------------------------------------------------------------
Total Bulgaria (identified cost $1,780,513)                        $  2,238,750
-------------------------------------------------------------------------------
Greece -- 2.2%
-------------------------------------------------------------------------------
Hellenic Republic, 9.20%, 3/21/02         GRD      1,000,000,000   $  3,271,993
-------------------------------------------------------------------------------
Total Greece (identified cost $3,762,330)                          $  3,271,993
-------------------------------------------------------------------------------
Indonesia -- 3.1%
-------------------------------------------------------------------------------
APP Global Finance, 2.00%, 7/25/00                $    1,500,000   $  1,500,000
DGS International Finance,
10.00%, 6/1/07                                         2,000,000      1,410,000
Indah Kiat Finance Mauritius, Sr. Unsec.
Notes, 10.00%, 7/1/07                                  1,000,000        642,500
Indah Kiat International Finance,
6.15%, 3/14/00                            JPY        125,000,000      1,137,725
-------------------------------------------------------------------------------
Total Indonesia (identified cost $4,401,662)                       $  4,690,225
-------------------------------------------------------------------------------
Malaysia -- 1.0%
-------------------------------------------------------------------------------
Commerce Asset Holdings, 0.00%, 6/17/02           $    2,000,000   $  1,550,000
-------------------------------------------------------------------------------
Total Malaysia (identified cost $1,461,469)                        $  1,550,000
-------------------------------------------------------------------------------
Mexico -- 7.7%
-------------------------------------------------------------------------------
Alestra SA, Sr. Notes,
12.125%, 5/15/06(2)                               $    1,000,000   $    972,500
Mexican Discount Bond (Brady),
Series B, w/ attached warrants,
5.875%, 12/31/19(1)                                    4,000,000      3,510,020
Mexican Discount Bond (Brady),
Series D, w/ attached warrants,
6.068%, 12/31/19(1)                                    8,000,000      7,020,040
-------------------------------------------------------------------------------
Total Mexico (identified cost $10,764,248)                         $ 11,502,560
-------------------------------------------------------------------------------
Morocco -- 0.6%
-------------------------------------------------------------------------------
Snap Ltd., 11.50%, 1/29/09                DEM          1,791,595   $    867,224
-------------------------------------------------------------------------------
Total Morocco (identified cost $874,302)                           $    867,224
-------------------------------------------------------------------------------
Peru -- 4.2%
-------------------------------------------------------------------------------
Peru FLIRB (Brady), 3.75%, 3/7/17(1)              $    7,000,000   $  3,885,035
Peru PDI (Brady), 4.50%, 3/7/17(1)                     4,000,000      2,500,020
-------------------------------------------------------------------------------
Total Peru (identified cost $6,071,584)                            $  6,385,055
-------------------------------------------------------------------------------
                SECURITY                          PRINCIPAL        U.S. $ VALUE
-------------------------------------------------------------------------------

Philippines -- 3.6%
-------------------------------------------------------------------------------
Bayan Telecommunications,
13.50%, 7/15/06(2)                                $    2,000,000   $  1,900,400
JG Summit Cayman, 3.50%, 12/23/03                      2,000,000      1,525,000
Republic of Philippines,
9.875%, 1/15/19                                        2,000,000      1,942,500
-------------------------------------------------------------------------------
Total Philippines (identified cost $5,288,569)                     $  5,367,900
-------------------------------------------------------------------------------
Thailand -- 2.4%
-------------------------------------------------------------------------------
Bangkok Bank, 8.75%, 3/15/07(2)                   $    2,000,000   $  1,660,000
Siam Commercial Bank, 7.50%, 3/15/06(2)                2,400,000      1,932,000
-------------------------------------------------------------------------------
Total Thailand (identified cost $3,653,820)                        $  3,592,000
-------------------------------------------------------------------------------
Turkey -- 2.7%
-------------------------------------------------------------------------------
Republic of Turkey, 11.875%, 11/5/04              $    3,000,000   $  2,988,840
Republic of Turkey, 12.375%, 6/15/09                   1,000,000      1,011,250
-------------------------------------------------------------------------------
Total Turkey (identified cost $3,978,471)                          $  4,000,090
-------------------------------------------------------------------------------
United Kingdom -- 0.7%
-------------------------------------------------------------------------------
Esprit Telecom Group PLC,
11.00%, 6/15/08                           DEM          2,000,000   $  1,078,054
-------------------------------------------------------------------------------
Total United Kingdom (identified cost $1,117,631)
                                                                   $  1,078,054
-------------------------------------------------------------------------------
United States -- 65.7%
-------------------------------------------------------------------------------
CORPORATE BONDS & NOTES -- 12.9%
American Greetings, 6.10%, 8/1/28                 $    1,000,000   $    916,180
AT & T Corp., 6.50%, 3/15/29                           4,000,000      3,549,160
Baltimore Natural Gas and Electric,
6.73%, 6/12/12                                           400,000        398,816
Beneficial Corp., 8.40%, 5/15/08                         330,000        352,404
Commercial Credit Corp., 7.875%, 2/1/25                2,000,000      2,153,080
Dayton Hudson Medium Term Notes,
5.865%, 8/15/27                                        1,000,000        995,750
Dayton Hudson Medium Term Notes,
9.52%, 6/10/15                                           350,000        404,964
Ford Motor Co., 7.45%, 7/16/31                         2,000,000      1,975,800
General Motors Acceptance Corp.,
8.875%, 6/1/10                                         1,000,000      1,117,120
Johnson Controls, 7.70%, 3/1/15                        1,000,000      1,037,700
Motorola, Inc., 6.50%, 9/1/25                            300,000        294,198
Motorola, Inc., 8.40%, 8/15/31                         1,500,000      1,659,240
NBD Bank N.A., 8.25%, 11/1/24                            610,000        652,938
Procter and Gamble Co., 8.00%, 9/1/24                  1,500,000      1,665,975
TRW, Inc., Medium Term Notes,
9.35%, 6/4/20                                          1,900,000      2,152,339
-------------------------------------------------------------------------------
Total Corporate Bonds & Notes
    (identified cost $19,454,870)                                  $ 19,325,664
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF OCTOBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                SECURITY                          PRINCIPAL        U.S. $ VALUE
-------------------------------------------------------------------------------

United States (continued)
-------------------------------------------------------------------------------
MORTGAGE PASS-THROUGHS -- 39.0%
Federal Home Loan Mortgage Corp.:
   4.75% with maturity at 2001                    $        4,416   $      4,373
   8.00% with various maturities to 2021               6,639,623      6,788,618
   8.50% with various maturities to 2019               1,325,320      1,374,408
   9.00% with maturity at 2019                           388,812        407,654
   9.25% with various maturities to 2016               4,305,336      4,507,683
   9.50% with maturity at 2015                         1,476,023      1,547,054
   9.75% with various maturities to 2020               1,051,718      1,119,986
   10.50% with maturity at 2020                          764,183        827,145
   11.00% with maturity at 2019                        1,656,327      1,797,251
   11.25% with maturity at 2010                          224,616        243,626
   12.50% with various maturities to 2019              1,903,746      2,158,700
   12.75% with maturity at 2013                           98,893        111,034
   13.25% with maturity at 2013                           90,641        102,981
   13.50% with maturity at 2019                          221,035        253,217
-------------------------------------------------------------------------------
                                                                   $ 21,243,730
-------------------------------------------------------------------------------
Federal National Mortgage Association:
   5.00% with maturity at 2003                    $       44,337   $     43,741
   5.50% with maturity at 2012                             3,602          3,513
   7.00% with maturity at 2014                         3,533,322      3,538,138
   7.50% with various maturities to 2018               2,175,255      2,208,970
   8.00% with various maturities to 2019               1,827,310      1,868,682
   8.50% with various maturities to 2026               7,179,281      7,436,997
   9.00% with various maturities to 2021               3,627,553      3,793,211
   9.50% with maturity at 2013                         1,639,218      1,738,934
   11.00% with maturity at 2025                          775,686        852,389
   12.00% with maturity at 2015                          580,371        649,011
   12.50% with maturity at 2015                        3,649,600      4,132,223
   12.75% with maturity at 2014                           76,972         86,787
   13.00% with various maturities to 2027              1,855,182      2,114,015
   13.25% with maturity at 2014                          196,077        227,031
   13.50% with various maturities to 2015              1,075,072      1,225,794
   14.75% with maturity at 2012                        1,556,330      1,826,289
-------------------------------------------------------------------------------
                                                                   $ 31,745,725
-------------------------------------------------------------------------------
Government National Mortgage Association:
   6.50% with maturity at 2002                    $      392,604   $    394,206
   7.50% with maturity at 2017                           659,192        671,552
   8.30% with maturity at 2020                           825,730        857,699
   8.50% with maturity at 2009                           728,506        752,790
   9.00% with maturity at 2016                           492,690        517,666
   12.50% with maturity at 2019                        2,041,014      2,280,184
   13.50% with maturity at 2014                          175,591        201,109
-------------------------------------------------------------------------------
                                                                   $  5,675,206
-------------------------------------------------------------------------------
Total Mortgage Pass-Throughs
   (identified cost $60,002,240)                                   $ 58,664,661
-------------------------------------------------------------------------------
                SECURITY                          PRINCIPAL        U.S. $ VALUE
-------------------------------------------------------------------------------

United States (continued)
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY DEBENTURES -- 12.4%
Federal Home Loan Mortgage Corp.,
6.45%, 4/29/09                                    $    6,000,000   $  5,699,040
Federal National Mortgage Association,
6.00%, 5/15/08                                         3,000,000      2,859,360
Federal National Mortgage Association,
6.25%, 5/15/29                                        11,000,000     10,084,690
-------------------------------------------------------------------------------
Total U.S. Government Agency Debentures
   (identified cost $18,556,066)                                   $ 18,643,090
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 1.4%
United States Treasury Bond, 11.75%, 2/15/01(3)
   (identified cost $2,603,438)                   $    2,000,000   $  2,147,020
-------------------------------------------------------------------------------
Total United States
   (identified cost $100,616,614)                                  $ 98,780,435
-------------------------------------------------------------------------------
Total Bonds & Notes
   (identified cost $143,771,213)                                 $143,324,286
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.9%

                SECURITY                          PRINCIPAL        VALUE
-------------------------------------------------------------------------------
Banque National De Paris Euro Time-deposit
Cayman Islands, 5.25%, 11/1/99                    $    7,400,000   $  7,400,000
-------------------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost $7,400,000)                                  $  7,400,000
-------------------------------------------------------------------------------
Total Investments -- 100.3%
   (identified cost $151,171,213)                                  $150,724,286
-------------------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.3)%                           $   (442,211)
-------------------------------------------------------------------------------
Net Assets -- 100.0%                                               $150,282,075
-------------------------------------------------------------------------------

DEM - Deutsche Mark

GRD - Greek Drachma

JPY - Japanese Yen

(1)  Variable rate security.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF OCTOBER 31, 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 1999
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $151,171,213)        $150,724,286
Cash                                             8,483
Receivable for investments sold                204,900
Interest receivable                          2,534,146
Other assets                                    44,150
------------------------------------------------------
TOTAL ASSETS                              $153,515,965
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $  2,988,840
Payable for open forward currency
   contracts                                    86,014
Payable to affiliate for Trustees' fees            694
Payable for daily variation margin on
   open financial futures
   contracts, net                               30,468
Accrued expenses                               127,874
------------------------------------------------------
TOTAL LIABILITIES                         $  3,233,890
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $150,282,075
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $150,725,996
Net unrealized depreciation (computed on
   the basis of identified cost)              (443,921)
------------------------------------------------------
TOTAL                                     $150,282,075
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
OCTOBER 31, 1999
Investment Income
-----------------------------------------------------
Interest (net of foreign taxes, $89,585)  $13,826,915
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $13,826,915
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   768,111
Administration fee                            208,472
Trustees fees and expenses                     17,211
Custodian fee                                  99,110
Legal and accounting services                  84,544
Amortization of organization expenses           1,558
Miscellaneous                                  10,691
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,189,697
-----------------------------------------------------

NET INVESTMENT INCOME                     $12,637,218
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(5,187,644)
   Financial futures contracts             (1,885,966)
   Written options                            188,125
   Foreign currency and forward foreign
      currency exchange
      contract transactions                (1,825,129)
-----------------------------------------------------
NET REALIZED LOSS                         $(8,710,614)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 3,811,833
   Financial futures contracts                517,506
   Written options                           (110,000)
   Foreign currency and forward foreign
      currency exchange contracts             976,957
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 5,196,296
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(3,514,318)
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 9,122,900
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF OCTOBER 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

Increase (Decrease)                       YEAR ENDED        YEAR ENDED
in Net Assets                             OCTOBER 31, 1999  OCTOBER 31, 1998
----------------------------------------------------------------------------
From operations --
   Net investment income                  $     12,637,218  $     11,309,422
   Net realized gain (loss)                     (8,710,614)        1,190,706
   Net change in unrealized
      appreciation (depreciation)                5,196,296       (11,251,878)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $      9,122,900  $      1,248,250
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     63,662,682  $     63,230,486
   Withdrawals                                 (60,949,450)      (47,288,792)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $      2,713,232  $     15,941,694
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     11,836,132  $     17,189,944
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of year                      $    138,445,943  $    121,255,999
----------------------------------------------------------------------------
AT END OF YEAR                            $    150,282,075  $    138,445,943
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF OCTOBER 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                             YEAR ENDED OCTOBER 31,
                                ------------------------------------------------
                                  1999      1998      1997      1996      1995
--------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------
Expenses                          0.86%     0.83%     0.86%     0.86%       0.84%
Net investment income             9.14%     8.31%     8.06%     8.62%       9.08%
Portfolio Turnover                  47%       71%       77%       71%         78%
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)            $150,282  $138,446  $121,256  $132,407    $152,583
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF OCTOBER 31, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Strategic Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York in 1992, seeks to provide a high level of income by investing in a global portfolio consisting primarily of high grade debt securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Debt securities (other than mortgage-backed,
   "pass-through" securities and short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Mortgage backed, "pass-through" securities are valued using an independent matrix pricing system applied by the advisor which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Short-term obligations and money-market securities maturing in sixty days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes.

 C Gains and Losses From Investment Transactions -- Realized gains and losses from investment transactions are recorded on the basis of identified cost. For book purposes, gains and losses are not recognized until disposition. For federal tax purposes, the Portfolio is subject to special tax rules that may affect the amount, timing and character of gains recognized on certain of the Portfolio's investments.

 D Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 E Financial Futures Contracts -- Upon entering into a financial futures contract, the Portfolio is required to deposit an amount ("initial margin"), either in cash or securities, equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("variation margin") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest or currency exchange rates and investment purposes. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G Written Options -- The Portfolio may write call or put options for which premiums are received and are recorded as liabilities, and are subsequently adjusted to the

STRATEGIC INCOME PORTFOLIO AS OF OCTOBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the securities underlying the written option.

 H Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

 I Reverse Repurchase Agreements -- The Portfolio may enter into reverse repurchase agreements. Under such an agreement, the Portfolio temporarily transfers possession, but not ownership, of a security to a counterparty, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed-upon price and time in the future. The Portfolio may enter into reverse repurchase agreements for temporary purposes, such as to fund withdrawals, or for use as hedging instruments where the underlying security is denominated in a foreign currency. As a form of leverage, reverse repurchase agreements may increase the risk of fluctuation in the market value of the Portfolio's assets or in its yield. Liabilities to counterparties under reverse repurchase agreements are recognized in the Statement of Assets and Liabilities at the same time at which cash is received by the Portfolio. The securities underlying such agreements continue to be treated as owned by the Portfolio and remain in the Portfolio of Investments. Interest charged on amounts borrowed by the Portfolio under reverse repurchase agreements is accrued daily and offset against interest income for financial statement purposes.

 J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio custodian fees are reflected as a reduction of operating expenses on the Statement of Operations. For the year ended October 31, 1999, $1,443 in credit balances were used to reduce the Portfolio's custodian fee.

 K Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization were being amortized on the straight-line basis over five years and are fully amortized at October 31, 1999.

 L Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 M Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of investments). Such percentages are reduced as average daily net assets exceed certain levels. For the year ended October 31, 1999, the fee was equivalent to 0.56% of the Portfolio's average net assets for such period and amounted to $768,111. An administration fee, computed at an effective annual rate of 0.15% of average daily net assets was also paid to BMR for administrative services and office facilities. Such fee amounted to $208,472 for the year ended October 31, 1999.

   Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio

STRATEGIC INCOME PORTFOLIO AS OF OCTOBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 1999, no significant amounts have been deferred. Certain of the officers and Trustees of the Portfolios are officers of the above organizations.

3 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $120 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

4 Investment Transactions
-------------------------------------------
   The Portfolio invests primarily in foreign government and U.S. Government debt securities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or country. The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt securities than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers. At October 31, 1999, the Portfolio had invested approximately 27.5% of its net assets or approximately $41,272,000 in high yield securities. Purchases and sales of investments, other than short-term obligations, for the year ended October 31, 1999 were as follows:

    PURCHASES
    -----------------------------------------------------
    Investments (non-U.S. Government)         $67,802,079
    U.S. Government Securities                 22,786,072
    -----------------------------------------------------
                                              $90,588,151
    -----------------------------------------------------

    SALES
    -----------------------------------------------------
    Investments (non-U.S. Government)         $57,072,676
    U.S. Government Securities                  3,236,019
    -----------------------------------------------------
                                              $60,308,695
    -----------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 1999 is as follows:

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

    SALES
    ----------------------------------------------------------------------------------------
                                                                              NET UNREALIZED
    SETTLEMENT                                              IN EXCHANGE FOR    APPRECIATION
    DATE(S)      DELIVER                                   (IN U.S. DOLLARS)  (DEPRECIATION)
    ----------------------------------------------------------------------------------------
     11/12/99    Euro Dollar
                 5,200,000                                    $ 5,484,752        $ 24,614
     11/10/99    Japanese Yen
                 961,991,267                                    9,153,105         (79,908)
    ----------------------------------------------------------------------------------------
                                                              $14,637,857        $(55,294)
    ----------------------------------------------------------------------------------------

    PURCHASES
    ----------------------------------------------------------------------------------------
    SETTLEMENT                                                  DELIVER       NET UNREALIZED
    DATE(S)      IN EXCHANGE FOR                           (IN U.S. DOLLARS)   DEPRECIATION
    ----------------------------------------------------------------------------------------
     11/30/99    Australian Dollar
                 5,700,000                                    $3,667,950         $(18,848)
     11/22/99    Philippine Peso
                 120,210,000                                   3,000,000          (11,872)
    ----------------------------------------------------------------------------------------
                                                              $6,667,950         $(30,720)
    ----------------------------------------------------------------------------------------

STRATEGIC INCOME PORTFOLIO AS OF OCTOBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

    FUTURES CONTRACTS
    -------------------------------------------------------------------------------
    EXPIRATION                                                       NET UNREALIZED
    DATE(S)      CONTRACTS                                 POSITION   APPRECIATION
    -------------------------------------------------------------------------------
        12/99    35 Euro-Bond                                Long       $41,999
        12/99    49 US Treasury Bond                        Short        23,250
    -------------------------------------------------------------------------------
                                                                        $65,249
    -------------------------------------------------------------------------------

    WRITTEN CALL OPTIONS
    -----------------------------------------------------------------------------
                                              NUMBER OF CONTRACTS     PREMIUMS
    -----------------------------------------------------------------------------
    Outstanding, beginning of year                     160           $ 188,125
    Options expired                                   (160)           (188,125)
    -----------------------------------------------------------------------------
    OUTSTANDING, END OF YEAR                            --           $      --
    -----------------------------------------------------------------------------

   At October 31, 1999, the Portfolio had sufficient cash and/ or securities to cover potential obligations arising from open futures and forward contracts, as well as margin requirements on open futures contracts.

6 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investment securities at October 31, 1999, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $151,286,370
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,499,094
    Gross unrealized depreciation               (3,061,178)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $   (562,084)
    ------------------------------------------------------

STRATEGIC INCOME PORTFOLIO AS OF OCTOBER 31, 1999

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF STRATEGIC INCOME PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and supplementary data present fairly, in all material respects, the financial position of Strategic Income Portfolio (the "Portfolio") at October 31, 1999, and the results of its operations, the changes in its net assets, and the supplementary data for the periods presented, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 8, 1999

 STRATEGIC INCOME PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Mark S. Venezia
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University Graduate
School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant